Derivatives - Summary of Cash Flows are Expected to Occur (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of future net cash flow [Line Items]
Cash inflows	€ 8,930	€ 15,843
Cash outflows	13,813	24,068
Net cash flows	(4,883)	(8,225)
Later than one year [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	282	1,552
Cash outflows	560	1,937
Net cash flows	(277)	(385)
Later than one year and not later than two years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	253	1,295
Cash outflows	224	1,285
Net cash flows	28	10
Later than two years and not later than three years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	260	1,060
Cash outflows	244	1,037
Net cash flows	16	23
Later than three years and not later than four years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	286	964
Cash outflows	266	962
Net cash flows	19	3
Later than four years and not later than five years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	341	933
Cash outflows	271	934
Net cash flows	70	(2)
Later than 5 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	7,509	10,039
Cash outflows	12,248	17,914
Net cash flows	€ (4,740)	€ (7,875)